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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameriprise Trust Company
Address: 50607 Ameriprise Financial Center
         Minneapolis, MN  55474-0000

Form 13F File Number:  28-10458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy Johnson
Title:    President, Ameriprise Trust Company
Phone:    612-671-2576

Signature, Place, and Date of Signing:

/s/ Amy Johnson       Minneapolis, MN             January 15, 2013
-------------------   ------------------          --------------------
[Signature]           [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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
Form 13F File Number                Name
28-139                              Ameriprise Financial, Inc.
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